S000084283 [Member] Investment Objectives and Goals - UBS Select 100% US Treasury Preferred Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	UBS Select 100% US Treasury Preferred Fund Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum current income consistent with liquidity and the preservation of capital.